Investment Objectives and Goals	Aug. 31, 2025
BNY Mellon Active Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return (consisting of capital appreciation and current income).
BNY Mellon Core Plus ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high total return consistent with preservation of capital.
BNY Mellon Municipal Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.
BNY Mellon Municipal Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.
BNY Mellon Municipal Short Duration ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.